SHORT-TERM AND LONG-TERM DEBTS - Summary of Long-term debts (Details) - Co-financing debt payables	Dec. 31, 2023 CNY (¥)
Long-term debts
Long-term debts	¥ 1,638,260
Minimum
Long-term debts
Long-term debts, Fixed annual rate	5.50%
Long-term debts, Term	24 months
Maximum
Long-term debts
Long-term debts, Fixed annual rate	6.60%
Long-term debts, Term	36 months